Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Gross	$ 18,258	$ 21,598
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	396	418
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,465	3,285
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	168	184
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	117	142
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,207	1,237
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	669	965
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	12,097	15,252
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	139	115
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	18,660	21,974
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	396	418
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,796	3,593
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	168	184
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	117	142
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,272	1,299
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	669	965
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	12,097	15,252
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	145	121
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(402)	(376)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(331)	(308)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(65)	(62)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	$ (6)	$ (6)